Long-term debt (Details) (Total LTD) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt instrument principal outstanding balance	CAD 11,854		CAD 11,330
Net unamortized discount and debt issuance costs	(917)		(903)
Total	10,937		10,427
Less: Current portion of long-term debt	1,489		1,442
Total long-term debt	CAD 9,448		8,985
Commercial paper [Member]
Debt Instrument [Line Items]
Term of Issuance	90 days
Debt instrument principal outstanding balance	CAD 605	$ 451	458	$ 331
Capital leases obligations
Debt Instrument [Line Items]
Debt instrument principal outstanding balance	344	158	522	274
Total notes and debentures [Member]
Debt Instrument [Line Items]
Debt instrument principal outstanding balance	CAD 10,905	$ 6,675	10,350	6,075
Canadian National series, 5.80% 10-year notes
Debt Instrument [Line Items]
Interest rate	5.80%	5.80%
Term of Issuance	10 years
Maturity Date of Long-term debt	Jun. 01, 2016
Debt instrument principal outstanding balance	CAD 0	$ 0	346	250
Canadian National series, 1.45% 5-year notes
Debt Instrument [Line Items]
Interest rate	1.45%	1.45%
Term of Issuance	5 years
Maturity Date of Long-term debt	Dec. 15, 2016
Debt instrument principal outstanding balance	CAD 0	$ 0	415	300
Canadian National series, 3-year floating rate notes
Debt Instrument [Line Items]
Term of Issuance	3 years
Maturity Date of Long-term debt	Nov. 14, 2017
Debt instrument principal outstanding balance	CAD 336	$ 250	CAD 346	$ 250
Canadian National series, 3-year floating rate notes | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	1.07%	1.07%	0.53%	0.53%
Notes and debentures, other disclosures [Abstract]
Percentage points added to the three-month LIBOR	0.17%
Canadian National series, 5.85% 10-year notes
Debt Instrument [Line Items]
Interest rate	5.85%	5.85%
Term of Issuance	10 years
Maturity Date of Long-term debt	Nov. 15, 2017
Debt instrument principal outstanding balance	CAD 336	$ 250	CAD 346	$ 250
Canadian National series, 5.55% 10-year notes
Debt Instrument [Line Items]
Interest rate	5.55%	5.55%
Term of Issuance	10 years
Maturity Date of Long-term debt	May 15, 2018
Debt instrument principal outstanding balance	CAD 436	$ 325	450	325
Canadian National series, 6.80% 20-year notes
Debt Instrument [Line Items]
Interest rate	6.80%	6.80%
Term of Issuance	20 years
Maturity Date of Long-term debt	Jul. 15, 2018
Debt instrument principal outstanding balance	CAD 269	$ 200	277	200
Canadian National series, 5.55% 10-year notes
Debt Instrument [Line Items]
Interest rate	5.55%	5.55%
Term of Issuance	10 years
Maturity Date of Long-term debt	Mar. 01, 2019
Debt instrument principal outstanding balance	CAD 738	$ 550	761	550
Canadian National series, 2.75% 7-year notes
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of Issuance	7 years
Maturity Date of Long-term debt	Feb. 18, 2021
Debt instrument principal outstanding balance	CAD 250		250
Canadian National series, 2.85% 10-year notes
Debt Instrument [Line Items]
Interest rate	2.85%	2.85%
Term of Issuance	10 years
Maturity Date of Long-term debt	Dec. 15, 2021
Debt instrument principal outstanding balance	CAD 537	$ 400	554	400
Canadian National series, 2.25% 10-year notes
Debt Instrument [Line Items]
Interest rate	2.25%	2.25%
Term of Issuance	10 years
Maturity Date of Long-term debt	Nov. 15, 2022
Debt instrument principal outstanding balance	CAD 336	$ 250	346	250
Canadian National series, 7.63% 30-year debentures
Debt Instrument [Line Items]
Interest rate	7.63%	7.63%
Term of Issuance	30 years
Maturity Date of Long-term debt	May 15, 2023
Debt instrument principal outstanding balance	CAD 201	$ 150	208	150
Canadian National series, 2.95% 10-year notes
Debt Instrument [Line Items]
Interest rate	2.95%	2.95%
Term of Issuance	10 years
Maturity Date of Long-term debt	Nov. 21, 2024
Debt instrument principal outstanding balance	CAD 470	$ 350	484	350
Canadian National series, 2.80% 10-year notes
Debt Instrument [Line Items]
Interest rate	2.80%	2.80%
Term of Issuance	10 years
Maturity Date of Long-term debt	Sep. 22, 2025
Debt instrument principal outstanding balance	CAD 350		350
Canadian National series, 2.75% 10-year notes
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of Issuance	10 years
Maturity Date of Long-term debt	Mar. 01, 2026
Debt instrument principal outstanding balance	CAD 671	$ 500	0
Canadian National series, 6.90% 30-year notes
Debt Instrument [Line Items]
Interest rate	6.90%	6.90%
Term of Issuance	30 years
Maturity Date of Long-term debt	Jul. 15, 2028
Debt instrument principal outstanding balance	CAD 638	$ 475	657	475
Canadian National series, 7.38% 30-year debentures
Debt Instrument [Line Items]
Interest rate	7.38%	7.38%
Term of Issuance	30 years
Maturity Date of Long-term debt	Oct. 15, 2031
Debt instrument principal outstanding balance	CAD 269	$ 200	277	200
Canadian National series, 6.25% 30-year notes
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Term of Issuance	30 years
Maturity Date of Long-term debt	Aug. 01, 2034
Debt instrument principal outstanding balance	CAD 671	$ 500	692	500
Canadian National series, 6.20% 30-year notes
Debt Instrument [Line Items]
Interest rate	6.20%	6.20%
Term of Issuance	30 years
Maturity Date of Long-term debt	Jun. 01, 2036
Debt instrument principal outstanding balance	CAD 604	$ 450	623	450
Canadian National series, 6.71% Puttable Reset Securities PURS
Debt Instrument [Line Items]
Interest rate	6.71%	6.71%
Maturity Date of Long-term debt	Jul. 15, 2036
Debt instrument principal outstanding balance	CAD 336	$ 250	346	250
Canadian National series, 6.38% 30-year debentures
Debt Instrument [Line Items]
Interest rate	6.38%	6.38%
Term of Issuance	30 years
Maturity Date of Long-term debt	Nov. 15, 2037
Debt instrument principal outstanding balance	CAD 403	$ 300	415	300
Canadian National series, 3.50% 30-year notes
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%
Term of Issuance	30 years
Maturity Date of Long-term debt	Nov. 15, 2042
Debt instrument principal outstanding balance	CAD 336	$ 250	346	250
Canadian National series, 4.50% 30-year notes
Debt Instrument [Line Items]
Interest rate	4.50%	4.50%
Term of Issuance	30 years
Maturity Date of Long-term debt	Nov. 07, 2043
Debt instrument principal outstanding balance	CAD 336	$ 250	346	250
Canadian National series, 3.95% 30-year notes
Debt Instrument [Line Items]
Interest rate	3.95%	3.95%
Term of Issuance	30 years
Maturity Date of Long-term debt	Sep. 22, 2045
Debt instrument principal outstanding balance	CAD 400		400
Canadian National series, 3.20% 30-year notes
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of Issuance	30 years
Maturity Date of Long-term debt	Aug. 02, 2046
Debt instrument principal outstanding balance	CAD 872	$ 650	0
llinois Central series, 100-year debentures
Debt Instrument [Line Items]
Interest rate	7.70%	7.70%
Term of Issuance	100 years
Maturity Date of Long-term debt	Sep. 15, 2096
Debt instrument principal outstanding balance	CAD 168	$ 125	173	$ 125
Canadian National series, 4.00% 50-year notes
Debt Instrument [Line Items]
Interest rate	4.00%	4.00%
Term of Issuance	50 years
Maturity Date of Long-term debt	Sep. 22, 2065
Debt instrument principal outstanding balance	CAD 100		100
BC Rail series, non-interest bearing 90-year subordinated notes
Debt Instrument [Line Items]
Term of Issuance	90 years
Maturity Date of Long-term debt	Jul. 14, 2094
Debt instrument principal outstanding balance	CAD 842		842
Net unamortized discount and debt issuance costs	(832)		(832)
Notes and debentures, other disclosures [Abstract]
Discounted debt on non-interest bearing 90 year subordinated note	CAD 10		CAD 10
Imputed interest rate on non-interest bearing 90 year subordinated note	5.75%	5.75%	5.75%	5.75%